Term Loan Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Term Loan Obligations
5. Term Loan Obligations
On May 29, 2015, the Company entered into the Loan and Security Agreement (the “Loan and Security Agreement”), pursuant to which Oxford Finance, LLC (“Oxford”) funded an aggregate principal amount of

$17.7 million (the “Term Loan”), subject to the terms and conditions set forth in the Loan and Security Agreement. The Term Loan accrues interest at a floating rate of at least 8.95% per annum, comprised of a three-month LIBOR rate with a floor of 1.00% plus 7.95%. Pursuant to the Loan and Security Agreement, as amended, the Company made interest only payments through May 1, 2021, and thereafter is required to make payments of principal and accrued interest in equal monthly installments sufficient to amortize the Term Loan through June 1, 2024, the maturity date. At maturity of the Term Loan, or earlier repayment in full following voluntary prepayment or upon acceleration, the Company is required to make a final payment in an aggregate amount equal to approximately $3.2 million.
From September 2017 to March 2020, the Company entered into a total of nine amendments to the Term Loan that, among other things, extended the interest only period, required repayment of $3.1 million using the proceeds received from sale of the Company’s former UK and Japan subsidiaries in April 2019, increased the final payment, increased the final payment fee upon maturity or early repayment of the Term Loan, increased the minimum liquidity covenant level to $2.0 million and deferred the start date of principal repayment from May 1, 2020 to May 1, 2021 and extended the term of the Term Loan from September 1, 2021 to June 1, 2024.
On June 28, 2023, the Company and Oxford entered into a tenth amendment to the Loan and Security Agreement, and revised the interest rate of the Loan to the greater of: (1) 8.95%, or (2) the sum of
1-month
Secured Overnight Financing Rate and 8.05%, effective July 1, 2023.
The Term Loan, as amended, is collateralized by a security interest in substantially all of the Company’s existing and subsequently acquired assets, including its intellectual property assets, subject to certain exceptions set forth in the Loan and Security Agreement, as amended. The intellectual property asset collateral will be released upon the Company achieving a certain liquidity level when the total principal outstanding under the Loan and Security Agreement is less than $3.0 million. As of March 31, 2024, there was $0.4 million principal amount outstanding under the Term Loan, excluding the $3.2 million final payment fee, and the Company was in compliance with all of the debt covenants under the Loan and Security Agreement.
The Company’s interest expense for the three ended March 31, 2024 and 2023 was $34,000 and $0.1 million, respectively. Interest expense is calculated using the effective interest method; therefore it is inclusive of non-cash
amortization in the amount of $21,000 and $0.1 million for the three ended March 31, 2024 and 2023, respectively, related to the amortization of the debt discount, capitalized loan costs, and accretion of final payment.
The Loan and Security Agreement, as amended, contains customary indemnification obligations and customary events of default, including, among other things, the Company’s failure to fulfill certain obligations under the Term Loan, as amended, and the occurrence of a material adverse change, which is defined as a material adverse change in the Company’s business, operations, or condition (financial or otherwise), a material impairment of the prospect of repayment of any portion of the loan. In the event of default by the Company or a declaration of material adverse change by its lender, under the Term Loan, the lender would be entitled to exercise its remedies thereunder, including the right to accelerate the debt, upon which the Company may be required to repay all amounts then outstanding under the Term Loan, which could materially harm the Company’s financial condition. As of March 31, 2024, the Company has not received any notification or indication from Oxford that it intends to invoke the material adverse change clause. See Note 12 for further information regarding the repayment of the Term Loan.

8. Term Loan Obligations
On May 29, 2015, the Company entered into the Loan and Security Agreement (the “Loan and Security Agreement”), pursuant to which Oxford Finance, LLC (“Oxford”) funded an aggregate principal amount of $17.7 million (the “Term Loan”), subject to the terms and conditions set forth in the Loan and Security Agreement. The Term Loan accrued interest at a floating rate of at least 8.95% per annum, comprised of a three-month LIBOR rate with a floor of 1.00% plus 7.95%. Pursuant to the Loan and Security Agreement, as amended, the Company was required to make interest only payments through May 1, 2021 and thereafter it was required to make payments of principal and accrued interest in equal monthly installments sufficient to amortize the Term Loan through June 1, 2024, the maturity date. At maturity of the Term Loan, or earlier repayment in full following voluntary prepayment or upon acceleration, the Company is required to make a final payment in an aggregate amount equal to approximately $3.2 million. In connection with the Term Loan, on May 29, 2015, the Company issued to Oxford warrants to purchase an aggregate of 188 shares of the Company’s common stock at an exercise price of $5,175 per share. These warrants became exercisable as of November 30, 2015 and will expire on May 29, 2025 and, following the authoritative accounting guidance, are equity classified and their respective fair value was recorded as a discount to the debt.
The Term Loan was collateralized by a security interest in substantially all of the Company’s existing and subsequently acquired assets, including its intellectual property assets, subject to certain exceptions set forth in the Loan and Security Agreement, as amended. The intellectual property asset collateral would be released upon the Company achieving a certain liquidity level when the total principal outstanding under the Loan and Security Agreement is less than $3 million. As of December 31, 2023, there was $0.8 million principal amount outstanding under the Term Loan, excluding the $3.2 million final payment fee, and the Company was in compliance with all of the debt covenants under the Loan and Security Agreement.
The Company’s interest expense for the years ended December 31, 2023 and 2022 was $0.4 million and $0.7 million, respectively. Interest expense is calculated using the effective interest method; therefore it is inclusive of non-cash
amortization in the amount of $0.2 million and $0.4 million for the year ended December 31, 2023 and 2022, respectively, related to the amortization of the debt discount, deferred financing costs, and accretion of final payment.
The Loan and Security Agreement contains customary indemnification obligations and customary events of default, including, among other things, the Company’s failure to fulfill certain obligations under the Term Loan, as amended, and the occurrence of a material adverse change, which is defined as a material adverse change in the Company’s business, operations, or condition (financial or otherwise), a material impairment of the prospect of repayment of any portion of the loan. In the event of default by the Company or a declaration of material adverse change by its lender, under the Term Loan, the lender would be entitled to exercise its remedies thereunder, including the right to accelerate the debt, upon which the Company may be required to repay all amounts then outstanding under the Term Loan, which could materially harm the Company’s financial condition. As of December 31, 2023, the Company has not received any notification or indication from Oxford to invoke the material adverse change clause.

Additional information relating to the then-outstanding Term Loan as of December 31, 2023 and 2022 is presented in the following table (in thousands, except interest rate):

Year ended December 31, 2023
Origination Date	Original Loan Amount	Interest Rate*	Current Monthly Payment**	Amended expiration date	Remaining Principal (Face Value)
May 2015	$17,700	13.39%	$134	June 1, 2024	$804

Year ended December 31, 2022
Origination Date	Original Loan Amount	Interest Rate*	Monthly Payment**	Amended expiration date	Remaining Principal (Face Value)
May 2015	$17,700	8.95%	$134	June 1, 2024	$2,412

*	Three month LIBOR rate with a floor of 1% plus 7.95%
**	Monthly payment reflects principal and interest